Critical accounting judgments and key estimates and assumptions	12 Months Ended
Jun. 30, 2021
Critical accounting judgments and key estimates and assumptions
Critical accounting judgments and key estimates and assumptions

6.    Critical accounting judgments and key estimates and assumptions

The preparation of Mytheresa Group’s consolidated financial statements in accordance with IFRS requires management to make judgments, estimates and assumptions that affect the reported amounts of net sales, expenses, assets and liabilities, and the accompanying note disclosures and the disclosure of contingent liabilities. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities in future periods. The estimates and underlying assumptions are subject to continuous review.

Below is a summary of the critical measurement processes and the key assumptions used by management in applying accounting policies with regard to the future, and which could have significant effects on carrying amounts stated in the consolidated financial statements, or for which there is a risk that significant adjustments may be made to the carrying amount of assets and liabilities in subsequent years.

Inventory write-downs

Inventory is carried at the lower of cost or net realizable value, which requires an estimation of the products future net selling prices. When assessing the net realizable value of the inventory, Mytheresa Group considers multiple factors and assumptions including the quantity and aging of inventory on hand, anticipated sales volume, expected selling prices and selling cost, as well as historical recovery experience and risk of obsolescence from changes in economic conditions.

Share-based compensation

Determining the fair value of share-based compensation options at the grant date requires judgment, including estimating the expected term that options will be outstanding prior to exercise, the associated volatility, the appropriate risk-free interest rate and the expected dividend yield. Upon grant of the awards, we also estimate an amount of forfeitures that will occur prior to vesting. If actual forfeitures differ significantly from the estimates, share-based compensation expense could be impacted. For further disclosures relating to share-based payments, see Note 27.